Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, Plant and Equipment	Property, Plant and Equipment

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Cost
Balance, January 1, 2024	$2,409.4	$2,692.9	$1,554.6	$139.0	$6,795.9
Additions	320.0	253.4	71.0	34.8	679.2
Changes in asset retirement obligations	—	(21.4)	—	—	(21.4)
Disposals/derecognition	—	—	(41.7)	(8.6)	(50.3)
Transfers of Côté Gold Construction in progress	(2,367.1)	1,098.8	1,268.3	—	—
Transfers within property, plant and equipment	(254.7)	96.1	158.9	(0.3)	—
Balance, December 31, 2024	$107.6	$4,119.8	$3,011.1	$164.9	$7,403.4
Additions	123.2	123.6	106.5	12.8	366.1
Changes in asset retirement obligations	—	8.7	—	—	8.7
Disposals/derecognition	—	—	(34.2)	(4.4)	(38.6)
Transfers within property, plant and equipment	(35.6)	28.4	10.6	(3.4)	—
Balance, December 31, 2025	$195.2	$4,280.5	$3,094.0	$169.9	$7,739.6

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2024	$—	$2,093.0	$1,169.9	$36.5	$3,299.4
Depreciation expense	—	157.2	116.8	29.0	303.0
Disposals/derecognition	—	—	(40.8)	(7.9)	(48.7)
Net Impairment (reversal) charge	—	(371.8)	(46.6)	(1.3)	(419.7)
Balance, December 31, 2024	$—	$1,878.4	$1,199.3	$56.3	$3,134.0
Depreciation expense	—	268.5	173.7	30.8	473.0
Disposals/derecognition	—	—	(28.7)	(1.5)	(30.2)
Transfers within property, plant and equipment	—	2.1	0.5	(2.6)	—
Balance, December 31, 2025	$—	$2,149.0	$1,344.8	$83.0	$3,576.8
Carrying amount, December 31, 2024	$107.6	$2,241.4	$1,811.8	$108.6	$4,269.4
Carrying amount, December 31, 2025	$195.2	$2,131.5	$1,749.2	$86.9	$4,162.8
1.Right-of-use assets ("ROU assets") consist of property, plant and equipment related to assets leased and accounted for under IFRS 16.
On August 1, 2024, Côté Gold was assessed to be ready for use as intended and the construction costs reported in construction in progress were reclassified to mining properties and plant and equipment. Depreciation commenced on the transferred amounts on August 1, 2024.
In 2025, borrowing costs attributable to qualifying assets associated with the Côté Gold, Essakane and Westwood mines totaling $35.4 million (2024 - $98.5 million) were capitalized using a weighted average interest rate of 6.41% (2024 - 8.90%) (note 30). The weighted average interest rate was based on the 5.75% senior notes, credit facility, second lien term loan, equipment loans, gold prepayments and leases.
As at December 31, 2025, mining properties included capitalized stripping costs of $246.5 million (December 31, 2024 - $319.1 million). Stripping costs of $49.3 million were capitalized during 2025 (2024 - $181.4 million), and $128.6 million were depreciated during 2025 (2024 - $61.5 million).